Schedule of payments for lease obligations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Lease Obligations
Principal payments	$ 86	$ 88	$ 172	$ 186
Interest payments	11	5	23	12
Short-term lease payments	63	63	124	137
Payments for lease obligations	$ 160	$ 156	$ 319	$ 335